Schedule of Investments
May 31, 2025 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 83.04%

Beverages - 1.50%
The PepsiCo, Inc.	2,900	381,205

Biological Products (No Diagnostic Substance) - 3.06%
Gilead Sciences, Inc.	7,065	777,715

Bottled & Canned Soft Drinks & Carbonated Waters - 2.94%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	7,850	745,750

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 2.11%
The Kraft Heinz Co.	20,000	534,600

Computer & Office Equipment - 3.06%
International Business Machines Corp.	3,000	777,180

Construction Machinery & Equipment - 2.14%
Caterpillar, Inc.	1,560	542,927

Electric & Other Services Combined - 8.68%
Consolidated Edison, Inc.	5,405	564,768
Duke Energy Corporation	5,082	598,253
Exelon Corporation	14,100	617,862
Nisource, Inc.	10,700	423,078

		2,203,961

Electric Services - 5.08%
American Electric Power Co., Inc.	6,500	672,685
The Southern Co.	6,850	616,500

		1,289,185

Guided Missiles & Space Vehicles & Parts - 2.42%
Lockheed Martin Corp.	1,275	615,035

Life Insurance - 3.22%
Manulife Financial Corp. (Canada)	25,700	818,288

Motor Vehicles & Passenger Car Bodies - 2.45%
Ford Motor Co.	60,000	622,800

National Commercial Banks - 9.91%
Bank of America Corp.	12,500	551,625
JPMorgan Chase & Co.	3,150	831,600
Regions Financial Corp.	31,600	677,504
Truist Financial Corp.	11,525	455,238

		2,515,967

Natural Gas Transmission - 3.14%
Kinder Morgan, Inc.	28,400	796,336
ONEOK, Inc.	5,500	444,620

		1,240,956

Petroleum Refining- 4.16%
BP plc ADR	12,965	377,282
Chevron Corp.	3,270	447,009
Valero Energy Corp.	1,800	232,146

		1,056,437

Pharmaceutical Preparations - 11.48%
AbbVie, Inc.	4,590	854,245
Bristol Myers Squibb Co.	9,970	481,352
Johnson & Johnson	3,485	540,907
Merck & Co., Inc.	6,415	492,929
Pfizer, Inc.	23,200	544,968

		2,914,400

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers- 1.37%
Dow, Inc.	12,550	348,137

Retail - Drug Stores and Proprietary Stores - 1.61%
CVS Health Corp.	6,400	409,856

Semiconductors & Related Devices - 2.86%
Broadcom, Inc.	3,000	726,210

Specialty Cleaning, Polishing And Sanitation Preparations - 1.34%
The Clorox Co.	2,575	339,591

State Commercial Banks - 2.15%
Citizens Financial Group, Inc.	13,500	544,725

Telephone Communications (No Radio Telephone) - 2.41%
Verizon Communications, Inc.	13,900	611,044

Trucking & Courier Services - 1.92%
United Parcel Service, Inc. Class B	5,000	487,700

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.29%
Genuine Parts Co.	4,600	581,992

Total Common Stock	(Cost $ 16,002,615)	21,085,660

Real Estate Investment Trusts - 9.74%

Crown Castle International Corp.	3,600	361,260
Healthpeak Properties, Inc.	20,500	356,905
Iron Mountain, Inc.	7,800	769,938
VICI Properties, Inc.	17,500	554,925
W.P. Carey, Inc.	6,835	428,965

Total Real Estate Investment Trusts	(Cost $ 1,958,594)	2,471,993

Money Market Registered Investment Companies - 6.82%

Federated Treasury Obligation Fund - Institutional Shares - 4.15% (3)	1,731,137	1,731,137

Total Money Market Registered Investment Companies	(Cost $ 1,731,137)	1,731,137

Total Investments - 99.60%	(Cost $ 19,692,346)	25,288,789

Other Assets Less Liabilities - 0.40%		104,016

Total Net Assets - 100.00%		25,392,806

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$25,288,789	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$25,288,789	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2025.